PROPERTY AND EQUIPMENT, NET (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 407	¥ 2,971	¥ 4,888	¥ 5,461